Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring [Member] - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	¥ 9,774	¥ 84,987
Loans		272,506	262,438
Loans, Loans held for sale		75,319	77,506
Loans, Collateral dependent loans		197,187	184,932
Premises and equipment		13,595	35,352
Intangible assets		395	19,635
Other assets		76,505	196,058
Other assets, Investments in equity method investees	[1]	23,897	186,284
Other assets, Other		52,608	9,774
Assets at fair value, Total		372,775	598,470
Private Equity Funds and Limited Partnerships [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		3,230	8,866
Unfunded commitments related to investment securities valued at net asset value		12,176	12,242
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		2,469	2,656
Loans, Collateral dependent loans		2,469	2,656
Other assets		17,986	136,528
Other assets, Investments in equity method investees	[1]	17,986	136,528
Assets at fair value, Total		20,455	139,184
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	7,300	80,779
Loans		7,586	9,104
Loans, Collateral dependent loans		7,586	9,104
Other assets		43,905	49,756
Other assets, Investments in equity method investees	[1]		49,756
Other assets, Other	[3]	43,905
Assets at fair value, Total		58,791	139,639
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	2,474	4,208
Loans		262,451	250,678
Loans, Loans held for sale		75,319	77,506
Loans, Collateral dependent loans		187,132	173,172
Premises and equipment		13,595	35,352
Intangible assets		395	19,635
Other assets		14,614	9,774
Other assets, Investments in equity method investees	[1]	5,911
Other assets, Other		8,703	9,774
Assets at fair value, Total		¥ 293,529	¥ 319,647

[1]	Excludes certain investments valued at net asset value of ¥8,866 million and ¥3,230 million at March 31, 2019 and September 30, 2019, respectively. The unfunded commitments related to these investments are ¥12,242 million and ¥12,176 million at March 31, 2019 and September 30, 2019, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.
[2]	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.
[3]	Includes certain held for sale assets that are measured at fair value on a nonrecurring basis, including impairment.